United States
Securities And Exchange Commission
Washington, D.C.  20549


Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:   09/30/2005

Check here if Amendment [X];   Amendment Number: 2
  This Amendment (Check only one.):      [X] is a restatement.
  [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yale Capital Corp.
Address: 111 Second Avenue NE Suite 503
         St. Petersburg,  FL  33701

Form 13F File Number:   28-11437

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting manger:

Name:    Catherine Cheshire
Title:   CCO
Phone:   727-823-0006

Signature, Place and Date of Signing:

Catherine Cheshire      St. Petersburg, Florida             10/28/2008
[Signature]                       [City,State]                 [Date]

Report Type (Check only one.):

[X]  13F Holdings Report.

[  ]  13F Notice.

[  ]  13F Combination Report.




Form 13F Summary Page



Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total:  128

Form 13F Information Table Value Total:  167934
	 (value x 1000)


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed.



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FORM 13F INFORMATION TABLE

Name of Issuer	                TITLE OF  CUSIP     Value   Amount     SH/    Put/  Investment  Other    Voting Authority
                                 CLASS               x1000             PRN    Call  Discretion  Managers Sole  Shared
____________________________________________________________________________________________________________________

1/100 Berkshire Hathway 	  CL A	  84670108    3198    3,900     SH		Sole		3,900
3M Company 			  COM	  88579Y101   299     4,075     SH		Sole		4,075
Agree Realty Corp 		  COM	  8492100     1070    37,874	SH		Sole		37,874
Alico Inc 			  COM	  16230104    513     10,000	SH		Sole		10,000
Altria Group Inc 		  COM	  02209S103   714     9,690	SH		Sole		9,690
American Express Company 	  COM	  25816109    254     4,420	SH		Sole		4,420
AmeriGas Partners        UNIT L P INT	  30975106    354     11,000	SH		Sole		11,000
Amgen Incorporated 		  COM	  31162100    207     2,600	SH		Sole		2,600
Anadarko Petroleum Corp 	  COM	  32511107    818     8,541	SH		Sole		8,541
Apache Corp 			  COM	  37411105    3152    41,905	SH		Sole		41,905
Arotech Corporation 		  COM	  42682104    37      50,000	SH		Sole		50,000
Berkshire Hathaway 		  CL B	  84670207    3029    1,109	SH		Sole		1,109
Boston Properties Inc 		  COM	  101121101   493     6,955	SH		Sole		6,955
Buckeye Partners       UNIT LTD PARTN	  118230101   923     19,364	SH		Sole		19,364
Burlington Resources Inc 	  COM	  122014103   1044    12,835	SH		Sole		12,835
Calpine Corp 			  COM	  131347106   31      12,000	SH		Sole		12,000
Carramerica Realty Corp 	  COM	  144418100   273     7,600	SH		Sole		7,600
Chevrontexaco Corp 		  COM	  166764100   481     7,435	SH		Sole		7,435
Cimarex Energy Co 		  COM	  171798101   2953    65,150	SH		Sole		65,150
Citigroup Inc 			  COM	  172967101   1926    42,315	SH		Sole		42,315
Coca Cola Company 		  COM	  191216100   412     9,533	SH		Sole		9,533
Cohen & Steers Select Fund 	  COM	  19248A109   724     33,000	SH		Sole		33,000
Comcast Corp New   		  CL A	  20030N101   422     14,361	SH		Sole		14,361
Consolidated-Tomoka Land FL 	  COM	  210226106   306     4,500	SH		Sole		4,500
Cousins Properties Inc 		  COM	  222795106   212     7,000	SH		Sole		7,000
Cross Timbers Royalty 	      TR UNIT	  22757R109   299     5,500	SH		Sole		5,500
Devon Energy Cp New 		  COM	  25179M103   3201    46,640	SH		Sole		46,640
Duke Realty Corp 	      COM NEW	  264411505   525     15,500	SH		Sole		15,500
Enbridge Energy Ptnrs LP 	  COM	  29250R106   5709    102,575	SH		Sole		102,575
Energy Transfer Prtnrs UNIT LTD PARTN	  29273R109   280     8,000	SH		Sole		8,000
Enerplus Resources Fund UNIT TR G NEW	  29274D604   2855    60,490	SH		Sole		60,490
Enterprise Prd Prtnrs LP 	  COM     293792107   4229    167,941	SH		Sole		167,941
Entertainment Props    COM SH BEN INT	  29380T105   2015    45,140	SH		Sole		45,140
Equity Lifestyle Pptys 		  COM	  29472R108   270     6,000	SH		Sole		6,000
Equity Residential Props   SH BEN INT	  29476L107   6307    166,638	SH		Sole		166,638
Europe 2001 HOLDRS     DEPOSITRY RCPT	  29875G105   2718    40,500	SH		Sole		40,500
Evergreen Mngd Income Fd      COM SHS	  30024Y104   941     56,000	SH		Sole		56,000
Exxon Mobil Corporation 	  COM	  30231G102   331     5,215	SH		Sole		5,215
Ferrellgas Partners LP 	UNIT LTD PART	  315293100   3269    150,782	SH		Sole		150,782
Finisar Corp 			  COM	  31787A101   233     170,420	SH		Sole		170,420
First Israel Fund 		  COM	  32063L100   379     23,400	SH		Sole		23,400
Gateway Inc 			  COM	  367626108   27      10,000	SH		Sole		10,000
General Electric Company 	  COM	  369604103   283     8,410	SH		Sole		8,410
General Growth Propertys 	  COM	  370021107   647     14,400	SH		Sole		14,400
Goldman Sachs Group Inc 	  COM	  38141G104   2411    19,830	SH		Sole		19,830
Halliburton Co Hldg Co 		  COM	  406216101   223     3,260	SH		Sole		3,260
HCP Inc. 			  COM	  421915109   652     24,175	SH		Sole		24,175
Healthcare Realty Trust 	  COM	  421946104   1156    28,796	SH		Sole		28,796
Hospitality Properties COM SH BEN INT	  44106M102   1143    26,662	SH		Sole		26,662
India Fund Inc 			  COM	  454089103   214     5,375	SH		Sole		5,375
Intel Corp 			  COM	  458140100   401     16,273	SH		Sole		16,273
International Business Machine 	  COM	  459200101   801     9,989	SH		Sole		9,989
Internet InfrastructHOLDRS DEPOS RCPT	  46059V104   72      20,000	SH		Sole		20,000
iShares Dow Jones      DJ SEL DIV INX	  464287168   610     9,800	SH		Sole		9,800
iShares MSCI EAFE 	MSCI EAFE IDX	  464287465   228     3,918	SH		Sole		3,918
iShares MSCI Index     MSCI HONG KONG	  464286871   151     11,100	SH		Sole		11,100
iShares MSCI Japan         MSCI JAPAN	  464286848   309     25,370	SH		Sole		25,370
iShares MSCI Korea       MSCI S KOREA	  464286772   227     5,750	SH		Sole		5,750
iShares MSCI Mexico       MSCI MEXICO	  464286822   267     8,150	SH		Sole		8,150
iShares S&P            S&P MIDCP GROW	  464287606   1902    26,323	SH		Sole		26,323
iShares S&P            S&P MIDCP VALU	  464287705   4696    67,092	SH		Sole		67,092
iShares S&P            S&P SMLCP GROW	  464287887   1422    12,243	SH		Sole		12,243
iShares S&P            S&P SMLCP VALU	  464287879   3945    61,740	SH		Sole		61,740
Jabil Circuit Inc 		  COM	  466313103   271     8,770	SH		Sole		8,770
Johnson & Johnson 		  COM	  478160104   905     14,298	SH		Sole		14,298
JP Morgan Chase & Co 		  COM	  46625H100   680     20,034	SH		Sole		20,034
Kinder Morgan Energy   UT LTD PARTNER	  494550106   14036   265,574	SH		Sole		265,574
King Pharmaceuticals Inc 	  COM	  495582108   231     15,000	SH		Sole		15,000
Lehman Bros Holding Inc 	  COM	  524908100   699     6,000	SH		Sole		6,000
Liberty Property Trust 	   SH BEN INT	  531172104   281     6,600	SH		Sole		6,600
Lockheed Martin Corp 		  COM	  539830109   208     3,400	SH		Sole		3,400
Lone Star Technologies 		  COM	  542312103   243     4,380	SH		Sole		4,380
Lucent Technologies Inc 	  COM	  549463107   33      10,100	SH		Sole		10,100
M B N A Corporation 		  COM	  55262L100   374     15,187	SH		Sole		15,187
Magellan Midstream PtnrCOM UNIT RP LP	  559080106   233     6,800	SH		Sole		6,800
Mcgraw-Hill Cos 		  COM	  580645109   356     7,420	SH		Sole		7,420
Medtronic Inc 			  COM	  585055106   2002    37,335	SH		Sole		37,335
Metlife Inc 			  COM	  59156R108   354     7,100	SH		Sole		7,100
Microsoft Corp 			  COM	  594918104   244     9,500	SH		Sole		9,500
Nationwide Health Propertys 	  COM	  638620104   1159    49,760	SH		Sole		49,760
Natural Resource Ptnr LP COM UNIT L P	  63900P103   312     5,000	SH		Sole		5,000
Nasdaq 100 Tr 		   UNIT SER 1	  631100104   485     12,300	SH		Sole		12,300
New Plan Excel Realty Trust 	  COM	  648053106   236     10,300	SH		Sole		10,300
Northern Border Partners UNIT LTD PARTN	  664785102   463     9,682	SH		Sole		9,682
Northern TRUST Corp 		  COM	  665859104   404     8,000	SH		Sole		8,000
Oracle Corporation 		  COM	  68389X105   192     15,500	SH		Sole		15,500
Pengrowth Energy 	 TRUST UNIT A	  706902301   325     12,770	SH		Sole		12,770
Penn Virginia Res Partners 	  COM	  707884102   4872    91,112	SH		Sole		91,112
Petrofund Energy TRUST 	      TR UNIT	  71648W108   2520    128,320	SH		Sole		128,320
Pharmaceutical HOLDRS 	   DEPOS RCPT	  71712A206   1897    27,000	SH		Sole		27,000
Pilgrims Pride Corp 		  COM	  721467108   491     13,500	SH		Sole		13,500
Plains All Am Pipeline UNIT LTD PARTN	  726503105   1931    45,300	SH		Sole		45,300
Plum Creek Timber Co 		  COM	  729251108   591     15,600	SH		Sole		15,600
Primewest Energy 	  TR UNIT NEW	  741930309   2267    72,355	SH		Sole		72,355
Procter & Gamble 		  COM	  742718109   291     4,892	SH		Sole		4,892
Provident Energy TRUST 	      TR UNIT	  74386K104   1711    140,330	SH		Sole		140,330
Realty Income Corp 		  COM	  756109104   729     30,501	SH		Sole		30,501
Renoylds American Inc 		  COM	  761713106   254     3,060	SH		Sole		3,060
Royal Dutch Shell B Adrf   SPON ADR B	  780259107   310     4,501	SH		Sole		4,501
S&P 500 Protective Eqxxx   	  COM	  78379P103   7999    844,650	SH		Sole		844,650
Shurgard Storage Ctrs A 	  COM	  82567D104   335     6,000	SH		Sole		6,000
Southwest Airlines Co 		  COM	  844741108   167     11,250	SH		Sole		11,250
Suburban Propane       UNIT LTD PARTN	  864482104   4372    152,390	SH		Sole		152,390
T C Pipelines LP       UT COM LTD PRT	  87233Q108   9179    262,257	SH		Sole		262,257
Target Corporation 		  COM	  87612E106   287     5,535	SH		Sole		5,535
Teppco Partners LP     UT LTD PARTNER	  872384102   7303    179,879	SH		Sole		179,879
The Charles Schwab Corp 	  COM	  808513105   534     37,000	SH		Sole		37,000
Time Warner Inc 		  COM	  887317105   574     31,705	SH		Sole		31,705
Toyota Motor Cp        SP ADR REP2COM	  892331307   254     2,750	SH		Sole		2,750
Trizec Properties Inc 		  COM	  89687P107   475     20,600	SH		Sole		20,600
United Parcel Service B 	 CL B	  911312106   5160    74,642	SH		Sole		74,642
United States Steel Corp 	  COM	  912909108   212     5,000	SH		Sole		5,000
Univision Communs Inc 		 CL A	  914906102   265     10,000	SH		Sole		10,000
Valero LP 	       COM UT LTD PRT	  91913W104   1641    28,799	SH		Sole		28,799
Van Kampen SR Incm Tr 		  COM	  920961109   413     52,000	SH		Sole		52,000
Vanguard Emg Mkts      EMR MKT VIPERS	  922042858   225     3,900	SH		Sole		3,900
Vanguard Large-Cap      GROWTH VIPERS	  922908736   256     4,900	SH		Sole		4,900
Vanguard Large-Cap       VALUE VIPERS	  922908744   795     14,000	SH		Sole		14,000
Vanguard Small-Cap Gro SML CP G VIPER	  922908595   692     12,050	SH		Sole		12,050
Vanguard Small-Cap Val SM CP V VIPERS	  922908611   689     11,150	SH		Sole		11,150
Vanguard Utilities       UTILS VIPERS	  92204A876   629     9,000	SH		Sole		9,000
Ventas Inc 		 	  COM	  92276F100   554     17,200	SH		Sole		17,200
Viacom Inc non Vtg 	         CL B 	  925524308   328     9,927	SH		Sole		9,927
Vornado Realty Trust 	   SH BEN INT	  929042109   1184    13,670	SH		Sole		13,670
Wal-Mart Stores Inc 		  COM	  931142103   400     9,130	SH		Sole		9,130
Washington Mutual Inc 		  COM	  939322103   254     6,483	SH		Sole		6,483
Williams Coal Seam Gas        TR UNIT	  969450105   349     16,800	SH		Sole		16,800
Williams Companies 		  COM	  969457100   626     25,000	SH		Sole		25,000



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